ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022

Compensation	$857,037	$340,680
Legal and professional	257,926	144,440
Clinical	15,350	50,922
Other	19,498	5,852
Total accrued expenses	$1,149,811	$541,894